ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2021
Accounting policies [abstract]
Reporting entity
Reporting entity
The DRDGOLD

Group is

primarily involved

in the

retreatment of

surface gold.

The consolidated

financial statements

comprise
DRDGOLD Limited (the “ Company
”) and its subsidiaries

who are all wholly

owned subsidiaries and

solely operate in South

Africa
(collectively

the “
Group
” and

individually “
Group Companies
”).

The Company

is domiciled

in South

Africa

with a

registration
number of

1895/000926/06. The

registered address

of the

Company is

Constantia Office

Park, Cnr

14th Avenue

and Hendrik
Potgieter Road, Cycad House, Building 17, Ground Floor,

Weltevreden Park, 1709.
The DRDGOLD Group

is
50.1
% held by

Sibanye Gold Limited,

which in turn

is a wholly

owned subsidiary of
Sibanye Stillwater
Limited

(“
Sibanye-Stillwater ”).

Basis of accounting
Basis of accounting
The

consolidated

financial

statements

have

been

prepared

in

accordance

with

International

Financial

Reporting

Standards
(“ IFRS
”)

and

its

interpretations

issued

by

the

International

Accounting

Standards

Board

(“
IASB
”).

The

consolidated

financial
statements were approved by the board for issuance on October 28, 2021.

Functional and presentation currency
Functional and presentation currency
The functional and presentation currency of

DRDGOLD and its subsidiaries is

South African rand (“
Rand
”). The amounts in

these
consolidated financial statements

are rounded to

the nearest million

unless stated otherwise.

Significant exchange rates

during
the year are set out in the table below:
South African rand / US dollar 2021 2020 2019
Spot rate at year end 14.27 17.32 14.07
Average prevailing rate for the financial year 15.40 15.66 14.18

Basis of measurement	Basis of measurement The consolidated financial statements are prepared on the historical cost basis, unless otherwise stated.
Basis of consolidation
Basis of consolidation
Subsidiaries
Subsidiaries are

entities controlled

by the

Group. The

Group controls

an entity

when it

is exposed

to, or

has rights

to, variable
returns from its

involvement with the

entity and has

the ability to

affect those returns through

its power over

the entity. The financial
statements of subsidiaries

are included in

the consolidated financial

statements from the

date that control

commences until the
date that control ceases.
Loss of control
When the Group loses control

over a subsidiary,

it derecognises the assets and

liabilities of the subsidiary,

and any related NCI
and

other components

of equity.

Any

resulting gain

or

loss is

recognized

in

profit

or

loss.

Any interest

retained in

the forme

r
subsidiary is measured at fair value when control is lost.
Transactions eliminated on consolidation
Intra-group

balances,

transactions

and

any

unrealised

gains

and

losses

or

income

and

expenses

arising

from

intra-group
transactions, are eliminated in preparing the consolidated financial statements.

Use of accounting assumptions, estimates and judgements
2

USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES

AND JUDGEMENTS
The preparation of the consolidated

financial statements requires management to

make accounting assumptions, estimates and
judgements that affect the application of the Group's accounting policies and reported amounts of assets and liabilities, income
and expenses.
Accounting

assumptions,

estimates

and

judgements

are

reviewed

on

an

ongoing

basis.

Revisions

to

reported

amounts

are
recognised in the

period in which

the revision is

made and in

any future periods

affected. Actual

results may differ

from these
estimates.
Information about

assumptions and

estimates in

applying accounting

policies that

have the

most significant

effect on the

amounts
recognised in the consolidated financial statements are included in the notes:
NOTE 9

PROPERTY,

PLANT AND EQUIPMENT
NOTE 11

PROVISION FOR ENVIRONMENTAL REHABILITATION
NOTE 18

INCOME TAX
NOTE 24

PAYMENTS

MADE UNDER PROTEST
NOTE 25

OTHER INVESTMENTS
Information about

significant judgements

in applying

accounting policies

that have

the most

significant effect

on the

amounts
recognised in the consolidated financial statements are included in the notes:
NOTE 24

PAYMENTS

MADE UNDER PROTEST
NOTE 25

OTHER INVESTMENTS
NOTE 26

CONTINGENCIES

New standards, amendments to standards and interpretations not yet adopted
New standards, amendments to standards and interpretations effective for the year ended June 30, 2021
During

the financial

period, the

following relevant

new and

revised

accounting standards,

amendments to

standards and

new
interpretation were adopted by the Group:
Definition of Material (Effective July 1, 2020)
The amendment

clarifies the definition

of material to

make it easier

to understand

and provides guidance

on how the

definition
should be applied. The

changes in the definition now

ensures that the definition

is consistent across all

IFRS standards and the
Conceptual Framework.
old definition (IAS

1): Omissions or

misstatements of items

are material if

they could, individually

or collectively,

influence the
economic decisions that users make on the basis of the financial statements;
new definition (IAS

1): Information is

material if omitting,

misstating or obscuring

it could reasonably

be expected to

influence
the decisions that

the primary users of

general-purpose financial statements make

on the basis of

those financial statements,
which provide financial information about a specific reporting entity.
The

definition of

material

omissions or

misstatements from

IAS

8
Accounting Policies,

Changes in

Accounting Estimates
and
Errors

has been removed.

The amendments to IAS 1 and IAS 8 did not have a significant impact on the Group.
Amendments to References to Conceptual Framework in IFRS (Effective July 1, 2020)
The IASB decided to revise the Conceptual Framework because certain important issues were not covered and certain guidance was unclear or out of date. The revised Conceptual Framework, issued by the IASB in March 2018, includes:
new concepts on measurement including factors to be considered when selecting the measurement basis;
new concepts on presentation

and disclosure, including when

to classify income and

expenses in other comprehensive

income;
new guidance on when assets and liabilities are removed from financial statements;
updated definitions of an asset and liability;
updated recognition criteria for including assets and liabilities in financial statements;
clarified concepts of prudence, stewardship, measurement uncertainty and substance over form; and
the

IASB

also

updated

references

to

the

Conceptual

Framework

in

IFRS

by

issuing

Amendments

to

References

to

the
Conceptual Framework in IFRS.
The amendments to the References to the Conceptual Framework did not have a significant impact on the Group.
New standards, amendments to standards and interpretations not yet effective
At the date

of authorisation

of these consolidated

financial statements, the

following relevant

standards, amendments to

standards
and interpretations that may be

applicable to the business of

the Group were in issue

but not yet effective and

may therefore have
an impact on

future consolidated financial

statements. These new

standards, amendments to

standards and interpretations

will
be adopted at their effective dates.

These new standards, amendments to standards and

interpretations are not expected to have a significant

impact on the Group
unless stated otherwise.
Annual Improvements to IFRS Standards 2018-2020 (Effective July 1, 2022)
As

part

of

its process

to

make

non-urgent

but

necessary

amendments

to

IFRS
Standards,

the

IASB

International

Accounting
Standards Board has issued the Annual Improvements to IFRS Standards 2018–2020.
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16) (Effective July 1, 2022)
The IASB has amended IAS

16
Property, Plant and Equipment
to provide guidance on

the accounting for such

sale proceeds and
the related production costs.
Under the amendments, proceeds from

selling items before the related

item of property,

plant and equipment (PPE) is

available
for use should

be recognised in

profit or loss,

together with the

costs of producing

those items. IAS

2
Inventories

should be applied
in identifying and measuring these production costs.
The amendments apply retrospectively,

but only to items of property,

plant and equipment made available for use on or after the
beginning of the

earliest period presented in

the financial statements

in which the amendments

are adopted.

Management has
begun performing evaluation of whether the amendment will have a significant impact on the

Group. More detail will be disclosed
in future financial statements.
Definition of Accounting Estimate

(Amendments to IAS 8) (Effective July 1, 2023)
The amendments introduce

a new definition for

accounting estimates: clarifying that

they are monetary

amounts in the financial
statements that are subject to measurement uncertainty.
The amendments also

clarify the relationship between

accounting policies and

accounting estimates by

specifying that a

company
develops an accounting estimate to achieve the objective set out by an accounting policy.
3

NEW STANDARDS,

AMENDMENTS TO STANDARDS

AND INTERPRETATIONS
continued
New standards, amendments to standards and interpretations not yet effective (continued)
Deferred Tax

related to Assets and

Liabilities Arising from a single

transaction – Amendments to

IAS 12
Income Taxes
(Effective July 1, 2023)
IAS

12
Income

taxes

clarifies

how

companies

should

account

for

deferred

tax

on

certain

transactions

–

e.g.

leases

and
decommissioning provisions. The amendments

narrow the scope of

the initial recognition exemption

so that it does

not apply to
transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize a deferred tax asset

and a

deferred tax

liability for

temporary differences

arising on

initial recognition

of a

lease and

a decommissioning
provision.
Classification of liabilities as current or non-current (Amendments to IAS 1) (Effective July 1, 2023)
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 as follows:

Right to defer settlement must have substance
Under existing IAS 1 requirements, companies classify a liability as current when they do not have an unconditional right to defer
settlement of the liability for at least twelve months after the end of the reporting period.
As part of its amendments, the IASB

has removed the requirement for a

right to be unconditional and instead,

now requires that
a right to defer settlement must have substance and exist at the end of the reporting period.
Classification of debt may change
A company

classifies a

liability as

non-current if

it has

a right

to defer

settlement for

at least

twelve months

after the

reporting
period. The IASB

has now clarified that

a right to defer

exists only if

the company complies with

conditions specified in

the loan
agreement at the end of the reporting period, even if the lender does not test compliance until a later date.
Disclosure of Accounting Policy (Amendments to IAS 1 and IFRS Practice Statement 2) (Effective July 1, 2023)
The

Board

has

recently

issued

amendments

to

IAS

1
Presentation

of

Financial

Statements

and

an

update

to

IFRS

Practice
Statement 2 Making Materiality Judgements

to help companies provide useful accounting policy disclosures.
The key amendments to IAS 1 include:
●

requiring companies to disclose their material accounting policies rather than their significant accounting policies;
●

clarifying that accounting policies related to immaterial

transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and
●

clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.
The amendments are applied prospectively.
Management has commenced an evaluation

of the impact of

the amendment will have on

the Group. More detail will

be disclosed
in future financial statements.

Revenue
ACCOUNTING POLICIES
Revenue comprises

the sale

of gold

bullion and

silver bullion

(produced as

a by-product).

Revenue is

measured based

on the
consideration specified in a

contract with the

customer, which is based on the

London Bullion Market fixing

price on the date

when
the Group transfers control over the goods to the customer.

The Group recognises revenue at a point in time when Rand Refinery, acting as an agent for the sale of all gold produced by the
Group, delivers the Gold to the buyer and the sales price is fixed, as evidenced by the certificate of sale. It is at this point that the
revenue can

be measured

reliably and

the recovery

of the

consideration is

probable. Rand

Refinery is

contractually obliged

to
make payment to

the Group within

two business days

after the sale

of the gold

and silver and

therefore no significant

financing
component exists.

Other Income
ACCOUNTING POLICIES
Other income is

recognised where it

is probable that

the economic benefits

associated with a

transaction will flow

to the Group
and it can be reliably measured.
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include gains on disposal of property, plant and equipment and gains on financial instruments at fair value through profit or loss

Finance income and expense
ACCOUNTING POLICY
Finance income includes interest received, growth in cash and cash equivalents in environmental rehabilitation trust funds, growth in the reimbursive

right for environmental rehabilitation

guarantees, dividends received and

the unwinding of

the Payments made
under protest
ACCOUNTING POLICY
Finance expenses

comprise interest

payable on

financial instruments

measured at

amortised cost

calculated using

the effective
interest method, unwinding of the provision for environmental rehabilitation, interest on lease liabilities, the discount recognised on
Payments made under protest and foreign exchange losses.

Property, plant and equipment
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Mineral reserves and resources estimates
The Group is required to determine and report

mineral reserves and resources in accordance with the

South African Code for the
Reporting

of

Exploration

Results,

Mineral

Resources

and

Mineral

Reserves

(SAMREC

Code).

In

order

to

calculate

mineral
reserves and

resources, estimates

and assumptions

are required

about a

range of

geological, technical

and economic

factors,
including but not

limited to quantities,

grades, production techniques,

recovery rates, production

costs, transport costs,

commodity
demand, commodity prices and exchange rates. Estimating the quantity and/or grade of mineral reserves and resources

requires
the size, shape and

depth of reclamation sites

to be determined by

analysing geological data such

as the logging and

assaying
of

drill

samples.

This

process may

require complex

and

difficult

geological

judgements

and calculations

to

interpret

the data.
Because the assumptions used to estimate

mineral reserves and resources change from period

to period and because additional
geological

data is

generated

during

the course

of

operations, estimates

of mineral

reserves and

resources may

change from
period to

period. Mineral reserves

and resources estimates

prepared by management

are reviewed by

an independent mineral
resources expert.
Changes

in

reported

mineral

reserves

and

resources

may

affect

the

Group’s

life-of-mine

plan,

financial

results

and

financial
position in a number of ways including the following:
• asset carrying values may be affected due to changes in estimated future cash flows;
• depreciation

charged to

profit or

loss may

change where

such charges

are determined

by the

units-of-production method,

or
where the useful lives of assets change;
• decommissioning, site restoration and environmental provisions may change where changes in estimated mineral reserves and
resources affect expectations about the timing or cost of these activities; and
• the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges.
Depreciation
The calculation of

the units-of-production rate

of depreciation could

be affected if

actual production in

the future varies

significantly
from

current

forecast

production.

This

would

generally

arise

when

there

are

significant

changes

in

any

of

the

factors

or
assumptions used in estimating mineral reserves and resources. These factors could include:

• changes in mineral reserves and resources;
• the grade of mineral reserves and resources may vary from time to time;
• differences between actual commodity prices and commodity price assumptions;
• unforeseen operational issues at mine sites including planned extraction efficiencies; and
• changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.
Recognition and measurement
Property,

plant and equipment comprise

mine plant facilities and

equipment, mine property

and development (including mineral
rights) and

exploration assets.

These assets

(excluding exploration

assets) are

initially measured

at cost,

whereafter they

are
measured at cost

less accumulated depreciation

and accumulated impairment

losses. Exploration assets

are initially measured
at cost, whereafter they are measured at cost less accumulated impairment losses.
Cost includes expenditure

that is directly attributable

to the acquisition

or construction of the

asset, borrowing costs capitalised,
as well

as the

costs of

dismantling and

removing an

asset and

restoring the

site on

which it

is located.

Subsequent costs

are
included in

the asset’s

carrying amount

or recognised

as a

separate asset,

as appropriate,

only when

it is

probable that

future
economic benefits associated with the item

will flow to the Group and

the cost of the item can be

measured reliably.

Exploration
and evaluation

costs are capitalised

as exploration assets

on a project-by-project

basis, pending

determination of the

technical
feasibility and commercial viability of the project.
Exploration

assets

consists

of

costs

of

acquiring

rights,

activities

associated

with

converting

a

mineral

resource

to

a

mineral
reserve - the

process thereof includes

drilling, sampling and other

processes necessary to evaluate

the technical feasibility

and
commercial viability of a mineral

resource to prove whether a

mineral reserve exists. Exploration assets

also include geological,
geochemical and geophysical studies associated with prospective projects and tangible assets which comprise of property, plant and equipment used

for exploratory activities. Costs

are capitalised to

the extent that

they are a directly

attributable exploration
expenditure and classified

as a separate class

of assets on a

project by project basis.

Once a mineral

reserve is determined or
the

project

ready

for

development,

the

asset

attributable

to

the

mineral

reserve

or

project

is

tested

for

impairment

and

then
reclassified to the appropriate class of assets. Depreciation commences when the assets are available for use.
Depreciation
Depreciation of

mine plant

facilities and

equipment, as

well as

mining property

and development

(including mineral

rights) are
calculated using the units of production method which

is based on the life-of-mine of each site.

The life-of-mine is primarily based
on

proved

and

probable

mineral

reserves.

It

reflects

the

estimated

quantities

of

economically

recoverable

gold

that

can

be
recovered from

reclamation sites

based on

the estimated

gold price.

Changes in

the life-of-mine

will impact

depreciation on

a
prospective

basis.

The

life-of-mine

is

prepared

using

a

methodology

that

takes

account

of

current

information

to

assess

the
economically recoverable gold from specific reclamation sites and includes the consideration of historical experience.
The

depreciation

method,

estimated

useful

lives

and

residual

values

are

reassessed

annually

and

adjusted

if

appropriate.
Changes to the useful lives may affect prospective depreciation rates. The current estimated useful lives are based on the life-of-
mine of each

site, currently between
three

(2020:
four ; 2019: three
) and 13

years(2020:
13 ; 2019: 11
) years for

Ergo mining assets
and between three

(2020:
four ; 2019: five ) and 18 years (2020: 20 ; 2019: 15 ) years for FWGR mining assets.
ACCOUNTING POLICIES continued
Impairment
The carrying

amounts of

property,

plant and

equipment are

reviewed at

each reporting

date to

determine whether

there is

any
indication

of

impairment,

or

whenever

events

or

changes

in

circumstances

indicate

that

the

carrying

amount

may

not

be
recoverable. If any

such indication exists,

the asset’s recoverable

amount is estimated.

For the

purposes of assessing

impairment,
assets are grouped at the

lowest levels for which there

are separately identifiable cash flows

(CGUs). The key assets of

a surface
retreatment operation which constitutes a

CGU are a reclamation site, a

metallurgical plant and a tailings

storage facility.

These
key

assets

operate

interdependently

to

produce

gold.

The

Ergo

and

FWGR

operations

each

have

separately

managed

and
monitored reclamation sites, metallurgical plants and tailings storage facilities and are therefore separate CGUs.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. The recoverable amount was

determined by

estimating the

value in

use. The

estimated future

cash flows

are discounted

to their

present value
using a

pre-tax discount

rate that

reflects current

market assessments

of the

time value

of money

and the

risks specific

to the
asset. An impairment

loss is recognised

in profit or

loss if the

carrying amount of

an asset or

CGU exceeds its

recoverable amount.

Right of use assets and leases
ACCOUNTING JUDGEMENTS
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The contract
must

also

be

enforceable.
To
assess

whether

a

contract

conveys

the

right

to

control

the

use

of

an

identified

asset,

requires
judgement particularly on contracts with service contractors, which may contain embedded leases.
The Group assesses whether:
•

the contract involves the use of an identified asset;
•

the Group has the right to obtain substantially

all the economic benefits from use of the asset

throughout the period of use; and
•

the Group has the right to direct the use of the asset.
At

inception

or on

reassessment

of a

contract

that contains

a

lease component,

the

Group allocates

the consideration

in

the
contract to each lease component on the

basis of their relevant stand-alone prices. However,

for the lease of land and buildings
in which

it is

a lessee,

the Group

has elected

not to

separate non-lease

components and

account for

the lease

and non-lease
component as a single lease component.
Some property leases contain

options to renew under

the contract. Judgement is

applied in whether the

renewable option periods
must be included in the lease term i.e. it is reasonably certain that the options to renew will be exercised. In applying judgement, the

Group

also

considers

whether

the

lease

term

is

commensurate

with

estimated

future

mine

plans

requirements

and
environmental rehabilitation obligations associated with the property post reclamation.
ACCOUNTING POLICIES
Right of use asset
The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability and is adjusted by any lease payments

made at

or before

the commencement

date, plus

any initial

direct costs

incurred

and an

estimate of

costs to
dismantle and

remove the

underlying asset

or to

restore the

underlying asset

or the

site on

which it

is located,

less any

lease
incentives received. The Group recognises a right of use asset and lease liability at the lease commencement date.

The right of

use asset is

subsequently depreciated using

the straightline method

from the commencement

date to the

earlier of
the end of the useful life of the right of use asset or the end of the lease term. The right of use asset carrying value is allocated to the CGU it belongs to

and the CGU is reviewed at

each reporting date to determine

whether there is any indication

of impairment.
The carrying value is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

Lease liability
The lease liability

is initially measured

at the present

value of the

outstanding lease payments

at commencement date

over the
lease

term,

discounted

using

the

interest

rate

implicit

in

the

lease

or

if

that

rate

is

undeterminable,

the

Group’s

incremental
borrowing rate. The lease term includes the non-cancellable period for which the lessee has the right to use an underlying

asset
including optional periods when the Group is reasonably certain to exercise an option to extend a lease.

Lease payments comprise fixed payments, variable lease payments that depend on an index or rate, initially measured using the
index

or rate as at the commencement date, and the exercise price under a purchase option that the Group is reasonably certain
to exercise.
The lease liability is measured using the effective interest rate method. The Group re-measures the lease liability when the lease contract is modified and

this does not give

rise to modification accounting,

when the lease term

has been changed or

when the
lease payments have

changed as a

result of a change

in an index

or rate or a

change in the

assessment of a purchase

option.
Upon remeasurement, a corresponding adjustment is

made to the carrying

amount of the right of

use asset or is recorded

in profit
or loss if the carrying amount of the right of use asset has been reduced to zero.

Right of use assets

are presented in “property, plant and

equipment” and lease liabilities

are separately disclosed

in the statement
of financial position.

Short term leases and leases of low value assets
The Group has elected not to recognise right

of use assets and lease liabilities for short-term

leases of machinery and equipment
that have a lease term of 12 months

or less and leases of low value assets

which include IT equipment, security equipment and
administration equipment.

Provision for environmental rehabilitation
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Estimates of future environmental

rehabilitation costs are determined

with the assistance of

an independent expert and

are based
on the

Group’s environmental

management plans

which are developed

in accordance

with regulatory

requirements, the

life-of-
mine plan

(as discussed

in note 9)

which influences

the estimated

timing of

environmental rehabilitation cash

outflows and

the
planned method of rehabilitation which in turn is influenced by developments in trends and technology.
An average discount rate ranging between 8.9 % and 9.0% (2020: between 8.1 % and 9.5%), average inflation rate of 5.2% (2020:
5.1
%) and the discount

periods as per the

expected life-of-mine were used in

the calculation of the

estimated net present value
of the rehabilitation liability.
ACCOUNTING POLICIES
The net present value of the

estimated rehabilitation cost as at reporting

date is provided for in

full. These estimates are reviewed
annually and are

discounted using a

pre-tax risk-free rate

that is adjusted to

reflect the current

market assessments of

the time
value of money and the risks specific to the obligation.
Annual changes

in the

provision consist

of financing

expenses relating

to the

change in

the present

value of

the provision

and
inflationary increases in the provision, as well as changes in estimates.
The present value

of dismantling and

removing the asset

created (decommissioning liabilities)

are capitalised to

property,

plant
and equipment against an increase in the rehabilitation provision. If a decrease in the liability exceeds the carrying amount of the
asset, the excess is recognised in profit or loss. If the asset value is increased and there is an indication that the revised carrying
value is not

recoverable, an impairment

test is performed

in accordance

with the accounting

policy dealing with

impairments of
property,

plant

and

equipment.

Over

time,

the

liability

is

increased

to

reflect

an

interest

element,

and

the

capitalised

cost

is
depreciated over the life of the related asset. Cash costs incurred to rehabilitate these disturbances are charged to the provision and are presented as investing activities in the statement of cash flows.
The present value

of environmental rehabilitation

costs relating to

the production of

inventories and sites

without related assets
(restoration liabilities) as

well as changes

therein are expensed

as incurred and

presented as operating

costs. Cash costs

incurred
to

rehabilitate

these

disturbances

are

presented

as

operating

activities

in

the

statement

of

cash

flows.

The

cost

of

ongoing
rehabilitation is recognised in profit or loss as incurred.

Investments of rehabilitation obligation funds
ACCOUNTING POLICIES
Cash and cash equivalents in environmental rehabilitation trusts
Cash

and

cash

equivalents

included

in

environmental

rehabilitation

trusts

comprise

low-risk,

interest-bearing

cash

and

cash
equivalents and are non-derivative financial assets categorised as financial assets measured at amortised cost.
Cash and cash

equivalents are initially

measured at fair

value. Subsequent to

initial recognition, cash

and cash equivalents

are
measured at amortised cost, which is equivalent to their fair value.
The

cash

and

cash

equivalents

in

environmental

rehabilitation

trusts

are

for

the

sole

use

of

material

future

environmental
rehabilitation payments and are therefore included in non-current assets.
Reimbursive right for environmental rehabilitation guarantees
Funds held in the cell captive that secure the environmental rehabilitation guarantees issued are recognised as a right to receive a reimbursement and are

measured at the

lower of the

amount of the

consolidated environmental rehabilitation liability

recognised
and the consolidated fair value of the fund assets.
Changes in the carrying value

of the fund assets, other

than those resulting from contributions and

payments, are recognised in
finance income.
The funds held in the

cell captive are for the

sole use of material future environmental

rehabilitation payments and are

therefore
included in non-current assets

Cash and cash equivalents
ACCOUNTING POLICIES
Cash and cash equivalents are short-term, highly liquid investments that are readily convertible to cash without significant risk of changes in

value and

comprise cash

on hand,

demand deposits,

and highly

liquid investments which

are readily

convertible to
known amounts of cash.
Cash and cash equivalents are non-derivative financial assets categorised as financial assets measured at amortised cost. Cash
and

cash

equivalents

are

initially

measured

at

fair

value.

Subsequent

to

initial

recognition,

cash

and

cash

equivalents

are
measured at amortised cost, which is equivalent to their fair value.

Trade and other receivables
ACCOUNTING POLICIES
Recognition and measurement
Trade

and other

receivables, excluding

Value

Added Tax

and prepayments,

are non-derivative

financial assets

categorised as
financial assets at amortised cost.
These assets are initially measured at fair value plus directly attributable transaction costs. Subsequent to initial recognition, they are measured at

amortised cost using

the effective interest

method less any

expected credit losses

using the Group’s

business
model for managing its financial assets.

The Group derecognises

a financial asset

when the contractual

rights to the cash

flows from the

asset expire, or it

transfers the
rights to receive the contractual cash

flows in a transaction in which substantially

all of the risks and rewards of

ownership of the
financial asset are transferred,

or it neither transfers

nor retains substantially all

of the risks and

rewards of ownership and

does
not retain control over the

transferred asset. Any interest in

such derecognised financial assets that

is created or retained by

the
Group is recognised as a separate asset or liability.
Impairment
The Group recognises loss

allowances for trade and

other receivables at an

amount equal to expected

credit losses (“ECLs”). The
Group uses the simplified ECL approach. When determining whether the credit risk of a financial asset has increased since initial recognition and when estimating

ECLs, the Group

considers reasonable and supportable

information that is

relevant and available
without undue

cost or

effort. This

includes both

quantitative and

qualitative information

and analysis,

based on

informed credit
assessments and including forward-looking information. The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

ECLs are a probability

weighted estimate of credit

losses. Credit losses are

measured as the present

value of all cash

shortfalls
(i.e. the

difference between

the cash

flows due

to the

entity in

accordance with

the contract

and the

cash flows

that the

Group
expects to receive). The Group assesses whether the financial asset is credit impaired at each reporting date. A financial asset is
credit impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred, including but not limited to financial difficulty or default of payment. The Group will write off a financial asset when there is no

reasonable expectation of

recovering it

after considering whether

all means to

recovery the asset

have been exhausted,
or the counterparty has been liquidated and the Group has assessed that no recovery is possible.
Any impairment losses are recognised in the statement of profit or loss.
Trade

receivables relate

to gold

sold on

the bullion

market by

Rand Refinery

in its

capacity as

an agent.

Settlement is

usually
received two working days from gold sold date.

Trade and other payables
ACCOUNTING POLICIES
Trade and other payables, excluding Value Added Tax,

payroll accruals, accrued leave pay and provision for performance based
incentives, are non-derivative financial liabilities categorised as financial liabilities measured at amortised cost.
These liabilities

are initially

measured at

fair value

plus directly

attributable transaction

costs. Subsequent

to initial

recognition,
they are

measured at

amortised cost

using the

effective interest

method. The

Group derecognises

a financial

liability when

its
contractual rights are discharged, or cancelled or expire.
Short-term employee benefits are

expensed as the related

service is provided. A

liability is recognised for

the amount expected
to be paid if the Group has

a present legal or constructive obligation to

pay this amount as a result

of past service provided by the
employee and the obligation can be estimated reliably.

Inventories
ACCOUNTING POLICIES
Gold

in process

is stated

at the

lower of

cost

and net

realisable value.

Costs are

assigned to

gold

in process

on a

weighted
average cost basis. Costs comprise all costs incurred to the stage immediately prior to smelting, including costs of extraction and
processing as they are

reliably measurable at that

point. Gold bullion is

stated at the lower

of cost and net

realisable value. Selling
and general administration costs are excluded from inventory valuation.
Consumable stores

are stated

at cost

less allowances

for obsolescence.

Cost of

consumable stores

and stockpile

material is
based on

the weighted

average cost

principle and

includes expenditure

incurred in

acquiring inventories

and bringing

them to
their existing location and condition.
Net realisable value

is the estimated

selling price in

the ordinary course

of business, less

the estimated cost

of completion and
selling expenses.

Income tax
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Management periodically evaluates

positions taken where

tax regulations are

subject to interpretation.

This includes the

treatment
of both Ergo and FWGR as single mining operations respectively, pursuant to the relevant ring-fencing legislation.
The deferred tax liability is calculated

by applying a forecast weighted

average tax rate that is

based on a prescribed formula.

The
calculation of the forecast weighted average tax rate requires the use of assumptions and estimates and are inherently uncertain and could change

materially over time.

These assumptions and

estimates include expected

future profitability and

timing of the
reversal of

the temporary

differences. Due

to the

forecast weighted

average tax

rate being

based on

a prescribed

formula that
increases the effective

tax rate with an

increase in forecast

future profitability,

and vice versa,

the tax rate can

vary significantly
year on year and can move contrary to current period financial performance.
A 100

basis points increase

in the effective

tax rate will

result in an

increase in the

net deferred tax

liability at June

30, 2021 of
approximately R 14.2

million (2020: R
10.3

million; 2019: R
8.6

million).
The assessment of the

probability that future taxable profits

will be available against

which the tax losses and

unredeemed capital
expenditure

can

be

utilised

requires

the

use

of

assumptions

and

estimates

and

are

inherently

uncertain

and

could

change
materially over time.
Capital expenditure

is assessed

by the

South African

Revenue Service

(“SARS”) when

it is

redeemed against

taxable mining
income rather than when

it is incurred. A

different interpretation by

SARS regarding the deductibility

of these capital allowances
may therefore become evident subsequent to the year of assessment when the capital expenditure is incurred.
ACCOUNTING POLICIES
Income tax

expense comprises

current and deferred

tax. Each

company is taxed

as a

separate entity

and tax

is not

set-off between
the companies.
Current tax
Current tax comprises the expected

tax payable or receivable on

the taxable income or loss

for the year and any

adjustment on
tax payable

or receivable

in respect

of the

previous year.

Amounts are

recognised in

profit or

loss except

to the

extent that

it
relates to items recognised directly in equity or

OCI. The current tax charge is calculated on

the basis of the tax laws enacted or
substantively enacted at the reporting date.

Deferred tax
Deferred tax

is recognised

in respect

of temporary

differences between

the carrying

amounts and

the tax

bases of

assets and
liabilities. Deferred

tax is

not recognised

on the

initial recognition

of assets

or liabilities

in a

transaction that

is not

a business
combination and that affects neither accounting nor taxable profit.
Deferred tax

assets relating

to unutilised

tax losses

and unutilised

capital allowances

are recognised

to the

extent that

it is

probable
that future taxable profits will

be available against which

the unutilised tax losses

and unutilised capital allowances

can be utilised.
The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.
Deferred tax related to gold mining income is measured at a forecast weighted average tax rate that is expected to be applied to
temporary differences when they

reverse, using tax rates enacted or

substantially enacted at the reporting

date.

Employee benefits
ACCOUNTING POLICIES
Cash settled share-based payments (“outgoing long-term incentive”)
Cash settled

share-based payments

are measured

at fair

value and

remeasured at

each reporting

date to

reflect the

potential
outflow of

cash resources

to settle

the liability,

with a

corresponding adjustment

in profit

or loss.

Vesting

assumptions for

non-
market conditions are reviewed at each reporting date to ensure they reflect current expectations.
Equity settled share-based payments (“new long-term incentive”)
The grant date fair

value of equity settled

share-based payment arrangements is

recognised as an expense,

with a corresponding
increase in equity,

over the vesting period of

the awards. The expense is

adjusted to reflect the number

of awards for which the
related service

and non-market

performance conditions

are expected

to be

met, such

that the

amount ultimately

recognised is
based on the number of awards that meet the related service and non-market performance conditions at vesting date.

Stated share capital
Stated share capital
Ordinary shares and the cumulative preference shares are

classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effect.

Repurchase and reissue of ordinary shares (treasury shares)
Repurchase and reissue of share capital (treasury shares)
When shares

recognised as

equity are

repurchased, the

amount of

the consideration

paid, which

includes directly

attributable
costs is

recognised as

a deduction

from equity.

Repurchased shares

are classified

as treasury

shares and

are presented

as a
deduction from stated share capital.

Dividends	Dividends Dividends are recognised as a liability on the date on which they are declared which is the date when the shareholders’ right to the dividends vests.
Operating Segments
ACCOUNTING POLICIES
Operating segments

are reported

in a

manner consistent

with internal

reports that

the Group’s

chief operating

decision maker
(CODM)

reviews

regularly

in

allocating

resources

and

assessing

performance

of

operating

segments.

The

CODM

has

been
identified as the

Group’s Executive Committee.

The Group has

one material revenue

stream, the sale

of gold. To identify operating
segments, management reviewed

various factors, including

operational structure and

mining infrastructure. It

was determined that
an

operating

segment

consists of

a single

or multiple

metallurgical plants

and reclamation

sites

that, together

with its

tailings
storage facility, is capable of operating independently.
When assessing profitability, the

CODM considers,
inter alia
, the revenue and cash operating costs of each segment. The

net of
these amounts

is the

segment operating

profit or

loss. Therefore,

segment operating

profit has

been disclosed

in the

segment
report as the primary

measure of profit or

loss. The CODM also

considers other costs that, in

addition to the segment

operating
profit or loss, result in the segment working profit or loss (before and after property, plant and equipment additions).

Interest in subsidiaries
ACCOUNTING POLICIES
Significant subsidiaries

of the Group

are those subsidiaries

with the most

significant contribution to

the Group's profit

or loss or
assets.
Ergo Mining

Proprietary Limited

and Far

West

Gold Recoveries

Proprietary Limited

are the

only significant

subsidiaries of

the
Group. They are both wholly owned subsidiaries and are incorporated in South Africa,

are primarily involved in the retreatment of
surface gold and all their operations are based in South Africa.

Payments made under protest
SIGNIFICANT ACCOUNTING JUDGEMENTS
Payments made under protest
The determination

of whether the

payments made under

protest give

rise to an

asset or

a contingent asset

or neither,

required
the use of significant judgement.

The definition of an asset

in the conceptual framework was

applied as well as the

considerations
in the outcome

of the IFRS Interpretations

Committee (“
IFRIC
”) agenda decision

– Deposits relating to

taxes other than income
tax (IAS 37 Provisions, Contingent Liabilities

and Contingent Assets) (“
IFRIC Agenda Decision
”) published in January 2019.

The
IFRIC Agenda Decision has a similar fact pattern to that of the payments made under protest. With the consideration of the facts and circumstances

surrounding the

payments made

under protest

in applying

the definition

of an

asset and

the IFRIC

Agenda
Decision, management considered the following:

•

payments

were

made

under

protest

and

without

prejudice

or

admission

of

liability.

Such

payments

were

not

made

as

a
settlement of debt or recognition of expenditure;
•

the

Group

therefore

retains

a

right

to

recover

the

payments

from

the

City

of

Ekurhuleni

Metropolitan

Municipality
(“ Municipality ”) if the Group is successful in the Main Application;
•

if the Group

is not successful

in the Main

Application, the

payments will

be used

to settle

the resultant

liability to the

Municipality;
and

•

these two possible outcomes

(i.e. success in

the Main Application or

not) therefore, will

lead to economic

benefits to the Group.
Therefore, the

right to

recover the

payments made

under protest

is not

a contingent

asset because

it meets

the definition

and
recognition

criteria

of

an

asset.

No

specific

guidance

exists

in

developing

an

accounting

policy

for

such

asset.

Therefore,
management applied judgement in developing an accounting policy that would lead to information that is relevant to the users of
these financial statements and information that can be relied upon.
Contingent liabilities
The assessment

of whether

an obligating

event results

in a

liability or

a contingent

liability requires

the exercise

of significant
judgement of the outcome of future events that are not wholly within the control of the Group.
Litigation and other judicial

proceedings inherently entail complex

legal issues that are subject

to uncertainties and complexities
and are subject to interpretation.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The discounted amount of the

payments made under protest is

determined using assumptions about the

future that are inherently
uncertain and can change materially over time and includes the discount rate and discount period.

These assumptions about the future include estimating the timing of concluding on the Main Application, i.e. the discount period,
the ultimate settlement terms, the discount rate applied and the assessment of recoverability.
ACCOUNTING POLICIES
Payments made under protest
Recognition and measurement
The

payment

made

under

protest

asset

that

arises

from

the

Municipality

Electricity

Tariff

Dispute

is

initially

measured

at

a
discounted amount, and any

difference between the face

value of payments made under

protest and the discounted

amount on
initial recognition is recognised in profit or loss

as a finance expense. Subsequent to initial recognition,

the payments made under
protest is measured using the effective interest method to unwind the discounted amount to the original face value less any write downs for recovery. Unwinding of the carrying value and changes in the discount period are recognised in profit or loss.
Assessment of recoverability
The

discounted

amount of

the payments

under

protest is

assessed

at each

reporting date

to

determine whether

there is

any
objective

evidence

that

the

full

amount

is

no

longer

expected

to

be

recovered.

The

Group

considers

the

reasonable

and
supportable

information

related

to

the

creditworthiness

of

the

Municipality

and

events

surrounding

the

outcome

of

the

Main
Application.

Any write down is recognised in profit or loss.
Contingent liabilities
A contingent liability

is a possible obligation

arising from past events

and whose existence will

be confirmed only

by occurrence
or non-occurrence of one

or more uncertain future

events not wholly within

the control of the

Group. A contingent liability

may also
be a present obligation arising from past events

but is not recognised on the basis that

an outflow of economic resources to settle
the obligation

is not

viewed as

probable, or

the amount

of the

obligation cannot

be reliably

measured. When

the Group

has a
present obligation, an outflow of economic resources

is assessed as probable and the Group

can reliably measure the obligation,
a provision is recognised.

Other investments
ACCOUNTING JUDGEMENTS
The Group has one (1) director representative on

the Rand Refinery board. Therefore, judgement had to be applied to ascertain
whether significant influence exists, and

if the investment should be

accounted for as an associate

under IAS 28 Investments in
Associates

and

Joint

Ventures.

The

director

representation

is

not

considered

significant

influence,

as

it

does

not

constitute
meaningful representation.

It represents
11.11
% of the entire board and

is proportional to the
11.3 % shareholding that the Group
has.

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The fair value of the listed equity instrument is determined based on quoted prices on an active market. Equity instruments which
are not listed on an

active market are measured using

other applicable valuation techniques depending

on the extent to which

the
technique maximises

the use

of relevant

observable inputs

and minimizes

the use

of unobservable

inputs. Where

discounted
cash flows are used, the estimated cash flows are based on management’s best estimate based on readily available information at measurement

date. The

discounted cash

flows contain

assumptions about

the future

that are

inherently uncertain

and can
change materially over time.
ACCOUNTING POLICIES
On initial recognition of

an equity investment that is

not held for trading, the

Group may make an irrevocable

election to present
subsequent changes in

the investment’s

fair value in

other comprehensive income.

This election is

made on an

investment-by-
investment basis.

These assets are initially recognised at fair value plus any directly attributable transaction costs. Subsequent to initial recognition they

are measured

at

fair value

and changes

therein are

recognised

in

OCI, and

are

never reclassified

to profit

or

loss, with
dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment.
The Group’s

listed and

unlisted investments

in equity

securities are

classified as

equity instruments

at fair

value through

other
comprehensive income (OCI).

Contingent liabilities and contingent assets
SIGNIFICANT ACCOUNTING JUDGEMENTS
The assessment

of whether

an obligating

event results

in a

liability or

a contingent

liability requires

the exercise

of significant
judgement

of

the

outcome

of

future

events

that

are

not

wholly

within

the

control

of

the

Group.

Litigation

and

other

judicial
proceedings

inherently

entail

complex

legal

issues

that

are

subject

to

uncertainties

and

complexities

and

are

subject

to
interpretation.
ACCOUNTING POLICIES
Contingent liabilities
A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only

by occurrence
or non-occurrence

of one

or more uncertain

future events not

wholly within

the control of

the Group.

A contingent liability

may
also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to
settle the obligation is not

viewed as probable, or the amount

of the obligation cannot be

reliably measured. When the Group

has
a

present

obligation,

an

outflow

of

economic

resources

is

assessed

as

probable

and

the

Group

can

reliably

measure

the
obligation, a provision is recognised.
Contingent assets
Contingent assets are

possible assets whose

existence will be

confirmed by the

occurrence or

non-occurrence of uncertain

future
events that are not wholly within the control of the entity. Contingent assets are not recognised, but they are disclosed when it is more

likely

than not

that an

inflow

of benefits

will occur.

However,

when the

inflow

of

benefits

is virtually

certain

an asset

is
recognised in the statement of financial position, because that asset is no longer considered to be contingent.